Parent Company Only condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Schedule of condensed balance sheets

		As of December 31,
	Note	2016	2017
		US$	US$
ASSETS
Current assets
Cash and cash equivalents		15	2
Prepaid expenses and other current assets		2	164
Amount due from subsidiaries	(b)	50,107	68,643

Total current assets		50,124	68,809

Non-current assets
Investments in subsidiaries		(35,247)	(13,197)

Total non-current assets		(35,247)	(13,197)

Total assets		14,877	55,612

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		271	2,810
Short-term bank and other borrowings		-	5,000

Total current liabilities		271	7,810

Total liabilities		271	7,810

Mezzanine equity		68,862	-

Total mezzanine equity		68,862	-

Shareholders’ (deficit) equity
Additional paid-in capital		1,178	120,642
Accumulated deficit		(52,808)	(72,333)
Accumulated other comprehensive loss		(2,626)	(507)

Total shareholders’ (deficit) equity		(54,256)	47,802

Total liabilities, mezzanine equity and shareholders’ equity		14,877	55,612

Schedule of condensed statements of operations

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Revenues	-	-	-

Cost of revenues	-	-	-

Gross Profit	-	-	-

Operating Expenses
General and administrative expenses	(123)	(383)	(856)

Operating loss	(123)	(383)	(856)

Investment (loss) income	(183)	383	(18,669)

Loss before income taxes	(306)	-	(19,525)

Net loss	(306)	-	(19,525)

Schedule of condensed statements of comprehensive loss

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Net profit (loss)	2,111	3,228	(12,569)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,288)	(1,477)	2,119
Other comprehensive loss, net of tax of nil:
Comprehensive income (loss)	823	1,751	(10,450)
Comprehensive income (loss) attributable to the Company’s ordinary shareholders	823	1,751	(10,450)

Schedule of condensed cash flow statement
	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Net cash generated from operating activities	156	5	4,118
Net cash used in investing activities	(3,466)	-	(17,117)
Net cash generated from financing activities	-	-	12,986

Net (decrease) increase in cash	(3,310)	5	(13)
Cash at beginning of the year	3,320	10	15

Cash at end of the year	10	15	2